Basis of Presentation (Details Narrative) - USD ($)		9 Months Ended
	Feb. 14, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Product Information [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-30 reverse split
Assets		$ 94,805,667		$ 47,744,245
Liabilities		57,131,776		20,191,112
Note receivable		1,156,526		1,194,235
Notes Payable		32,945,778		6,113,796
Asset Retirement Obligations		$ 0
Warrants outstanding		80,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage		99.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Crude Oil Revenue [Member]
Product Information [Line Items]
Concentration Risk, Percentage		97.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage		96.00%
Convertible Notes Payable [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		14,560	177,617
Convertible Series A Preferred Stock [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	666,667
Stock Options Granted To Employees [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,006,251	183,333
Stock Options Granted To Board Members Or Consultants [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		133,333	466,667
R P C Design And Manufacturing L L C [Member]
Product Information [Line Items]
Noncontrolling Interest in Variable Interest Entity		$ 303,451		629,694
RDM [Member]
Product Information [Line Items]
Notes Payable		851,318		354,566
Viva Wealth Fund I [Member]
Product Information [Line Items]
Cash attributable to VIE		147,865		199,952
Variable Interest Entity, Primary Beneficiary [Member] | Vivaventures UTSI, LLC [Member]
Product Information [Line Items]
Assets		3,345,351		3,753,296
Liabilities		47,049		12,608
Variable Interest Entity, Primary Beneficiary [Member] | Vivaventures Royalty II, LLC [Member]
Product Information [Line Items]
Assets		3,146,973		2,648,810
Liabilities		1,720		300
Variable Interest Entity, Primary Beneficiary [Member] | Vivaopportunity Fund LLC [Member]
Product Information [Line Items]
Assets		2,119,826		2,119,961
Liabilities		8,755		0
Variable Interest Entity, Primary Beneficiary [Member] | International Metals Exchange, LLC [Member]
Product Information [Line Items]
Assets		29,780		30,461
Liabilities		1,900		$ 1,900
Variable Interest Entity, Primary Beneficiary [Member] | Silver Fuels Delhi, LLC [Member]
Product Information [Line Items]
Note receivable		$ 557,401